UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30th, 2006

Check here if Amendment [ ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       August 10, 2006
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]


Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Select Managers Fund, Mackenzie Select Managers Canada Fund, Mackenzie Select Managers Capital Class, Mackenzie Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                                  -----------------------

Form 13F Information Table Entry Total:                     26
                                                  -----------------------

Form 13F Information Table Value Total:             $2,153,441 (x1,000)
                                                  -----------------------


List of Other Included Managers:

01 - Cundill Investment Research Ltd. (CIR)

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of                Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer                 class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE INC                COM       05534B109    463,839  19,586,300     SH           SOLE                 19,586,300     0       0


BCE INC                COM       05534B109    108,073   4,563,200     SH           OTHER        01       4,563,200     0       0


CANADIAN NAT
   RES LTD            COM        136385101     69,596    1,256,000    SH           SOLE                  1,256,000     0       0


DIRECTV GROUP INC     COM        25459L106    169,897   10,279,500    SH           SOLE                 10,279,500     0       0


DIRECTV GROUP INC     COM        25459L106     65,159    3,949,000    SH           OTHER        01       3,949,000     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102    193,397    2,029,385    SH           SOLE                  2,029,385     0       0


FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102     53,915      565,686    SH           OTHER        01         565,686     0       0


FOCUS ENHANCEMENTS
   INC                COM        344159108        955    1,000,000    SH           SOLE                  1,000,000     0       0


GRILL CONCEPTS INC    COM        398502203      1,057      350,000    SH           SOLE                    350,000     0       0


LIBERTY GLOBAL INC  COM SER A    530555101      1,855       86,277    SH           SOLE                     86,277     0       0


LIBERTY GLOBAL INC  COM SER A    530555101      6,647      309,180    SH           OTHER        01         309,180     0       0


LIBERTY GLOBAL INC  COM SER C    530555309      1,800       87,498    SH           SOLE                     87,498     0       0


LIBERTY GLOBAL INC  COM SER C    530555309      6,450      313,553    SH           OTHER        01         313,553     0       0


LIBERTY MEDIA       CAP COM
    HLDG CORP         SER A      53071M302    183,218    2,183,026    SH           SOLE                  2,183,026     0       0


LIBERTY MEDIA       CAP COM
    HLDG CORP         SER A      53071M302     31,878      380,539    SH           OTHER        01         380,539     0       0


LIBERTY MEDIA       INT COM
    HLDG CORP         SER A      53071M104    138,805    8,027,115    SH           SOLE                  8,027,115     0       0


LIBERTY MEDIA       INT COM
    HLDG CORP         SER A      53071M104     30,976    1,794,697    SH           OTHER        01       1,794,697     0       0


MI DEVELOPMENTS
   INC               COM         55304X104    131,418    3,867,400    SH           SOLE                  3,867,400     0       0


NATUZZI S P A        ADR         63905A101      9,769    1,363,600    SH           SOLE                  1,363,600     0       0


NATUZZI S P A        ADR         63905A101      4,035      564,400    SH           OTHER        01         564,400     0       0


NORTEL             SPON ADR
   INVERSORA S A    PFD B        656567401         93       12,000    SH           SOLE                     12,000     0       0


PFIZER INC           COM         717081103    291,004   12,374,100    SH           SOLE                 12,374,100     0       0


PFIZER INC           COM         717081103      5,943      253,200    SH           OTHER        01         253,200     0       0


QLT INC              COM         746927102     58,306    8,305,000    SH           SOLE                  8,305,000     0       0


SUN LIFE FINL INC    COM         866796105     54,119    1,359,200    SH           SOLE                  1,359,200     0       0


VERIZON
 COMMUNICATIONS INC  COM         92343V104     71,237    2,122,862    SH           SOLE                  2,122,862     0       0

